Notes Payable - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Indebtedness to consolidated net tangible worth ratio	2.25
Fixed coverage ratio	2.00
6.50% Unsecured Senior Notes [Member] | Prior to December 15, 2015 [Member]
Debt Instrument [Line Items]
Percentage of debt redemption amount	35.00%
Redemption of debt	106.50%
Unsecured Senior Notes [Member] | Prior to December 15, 2015 [Member]
Debt Instrument [Line Items]
Percentage of debt redemption amount	100.00%
6.125% Unsecured Senior Notes [Member] | Prior to December 15, 2015 [Member]
Debt Instrument [Line Items]
Percentage of debt redemption amount	35.00%
Redemption of debt	106.125%